Pioneer Global Sustainable Value Fund
Schedule of Investments  |  December 31, 2022

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  12/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 2.0%
1,833	Hensoldt AG	$ 43,375
	Total Aerospace & Defense	$43,375
	Air Freight & Logistics — 1.4%
168	United Parcel Service, Inc., Class B	$ 29,205
	Total Air Freight & Logistics	$29,205
	Auto Components — 1.0%
600	Bridgestone Corp.	$ 21,361
	Total Auto Components	$21,361
	Automobiles — 2.0%
1,626	Stellantis NV	$ 23,032
1,300	Subaru Corp.	19,948
	Total Automobiles	$42,980
	Banks — 18.2%
6,454	ABN AMRO Bank NV (C.V.A.) (144A)	$ 89,141
3,600	Grupo Financiero Banorte S.A.B de CV, Class O	25,847
1,634	KB Financial Group, Inc. (A.D.R.)	63,171
8,759	NatWest Group Plc	27,960
218	PNC Financial Services Group, Inc.	34,431
700	Sumitomo Mitsui Financial Group, Inc.	28,206
3,402	UniCredit S.p.A.	48,377
1,830	Wells Fargo & Co.	75,561
	Total Banks	$392,694
	Biotechnology — 2.5%
337	AbbVie, Inc.	$ 54,463
	Total Biotechnology	$54,463
	Capital Markets — 2.0%
561	State Street Corp.	$ 43,517
	Total Capital Markets	$43,517
	Chemicals — 0.7%
336	Mosaic Co.	$ 14,740
	Total Chemicals	$14,740
	Communications Equipment — 2.7%
1,219	Cisco Systems, Inc.	$ 58,073
	Total Communications Equipment	$58,073
1Pioneer Global Sustainable Value Fund |  | 12/31/22

Shares		Value
	Construction & Engineering — 0.8%
39,000	Sinopec Engineering Group Co., Ltd., Class H	$ 17,140
	Total Construction & Engineering	$17,140
	Construction Materials — 1.7%
923	CRH Plc	$ 36,655
	Total Construction Materials	$36,655
	Diversified Telecommunication Services — 2.3%
1,670	Deutsche Telekom AG	$ 33,311
68,800	Telkom Indonesia Persero Tbk PT	16,574
	Total Diversified Telecommunication Services	$49,885
	Electric Utilities — 2.1%
1,088	FirstEnergy Corp.	$ 45,631
	Total Electric Utilities	$45,631
	Electrical Equipment — 2.0%
430(a)	Generac Holdings, Inc.	$ 43,284
	Total Electrical Equipment	$43,284
	Entertainment — 1.0%
183	Electronic Arts, Inc.	$ 22,359
	Total Entertainment	$22,359
	Food & Staples Retailing — 0.0%†
268+^#	Magnit PJSC	$ 792
	Total Food & Staples Retailing	$792
	Food Products — 1.1%
1,194	Associated British Foods Plc	$ 22,748
	Total Food Products	$22,748
	Health Care Providers & Services — 5.8%
565	Cardinal Health, Inc.	$ 43,431
132	Cigna Corp.	43,737
410	CVS Health Corp.	38,208
	Total Health Care Providers & Services	$125,376
	Hotels, Restaurants & Leisure — 2.2%
417	InterContinental Hotels Group Plc	$ 24,002
6,800(a)	Sands China, Ltd.	22,528
	Total Hotels, Restaurants & Leisure	$46,530
	Insurance — 7.3%
202	Chubb, Ltd.	$ 44,561
307	Hartford Financial Services Group, Inc.	23,280
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	39,601
Pioneer Global Sustainable Value Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Insurance — (continued)
1,200	Tokio Marine Holdings, Inc.	$ 25,688
97	Willis Towers Watson Plc	23,724
	Total Insurance	$156,854
	Internet & Direct Marketing Retail — 5.4%
6,500(a)	Alibaba Group Holding, Ltd.	$ 71,767
1,076	eBay, Inc.	44,622
	Total Internet & Direct Marketing Retail	$116,389
	IT Services — 1.5%
221	International Business Machines Corp.	$ 31,137
	Total IT Services	$31,137
	Machinery — 1.5%
800	Mitsubishi Heavy Industries, Ltd.	$ 31,659
	Total Machinery	$31,659
	Metals & Mining — 4.0%
2,616	Barrick Gold Corp.	$ 44,943
277	Rio Tinto Plc	19,436
543	Teck Resources, Ltd., Class B	20,536
	Total Metals & Mining	$84,915
	Multi-Utilities — 2.0%
1,434	CenterPoint Energy, Inc.	$ 43,006
	Total Multi-Utilities	$43,006
	Oil, Gas & Consumable Fuels — 12.6%
250	Chesapeake Energy Corp.	$ 23,593
6,150	Energy Transfer LP	73,000
619	EQT Corp.	20,941
650	Occidental Petroleum Corp.	40,943
2,090	Permian Resources Corp.	19,646
834	Range Resources Corp.	20,867
4,480+^#	Rosneft Oil Co. PJSC	1,106
890	Shell Plc (A.D.R.)	50,685
3,655(a)	Southwestern Energy Co.	21,382
	Total Oil, Gas & Consumable Fuels	$272,163
	Pharmaceuticals — 6.4%
200	Eisai Co., Ltd.	$ 13,100
1,586	GSK Plc	27,580
1,312	Pfizer, Inc.	67,227
303	Sanofi	29,318
	Total Pharmaceuticals	$137,225
3Pioneer Global Sustainable Value Fund |  | 12/31/22

Shares		Value
	Software — 2.4%
642	Oracle Corp.	$ 52,477
	Total Software	$52,477
	Textiles, Apparel & Luxury Goods — 2.0%
1,147	Tapestry, Inc.	$ 43,678
	Total Textiles, Apparel & Luxury Goods	$43,678
	Trading Companies & Distributors — 3.1%
384(a)	AerCap Holdings NV	$ 22,395
1,500	Mitsui & Co., Ltd.	43,616
	Total Trading Companies & Distributors	$66,011
	Total Common Stocks (Cost $2,212,611)	$2,146,322

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $2,212,611)	$2,146,322
	OTHER ASSETS AND LIABILITIES — 0.3%	$7,327
	net assets — 100.0%	$2,153,649

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $89,141, or 4.1% of net assets.
(a)	Non-income producing security.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$792
Rosneft Oil Co. PJSC	6/23/2021	37,564	1,106
Total Restricted Securities			$1,898
% of Net assets			0.1%
Pioneer Global Sustainable Value Fund |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$43,375	$—	$43,375
Auto Components	—	21,361	—	21,361
Automobiles	—	42,980	—	42,980
Banks	199,010	193,684	—	392,694
Construction & Engineering	—	17,140	—	17,140
Construction Materials	—	36,655	—	36,655
Diversified Telecommunication Services	—	49,885	—	49,885
Food & Staples Retailing	—	—	792	792
Food Products	—	22,748	—	22,748
Hotels, Restaurants & Leisure	—	46,530	—	46,530
Insurance	91,565	65,289	—	156,854
Internet & Direct Marketing Retail	44,622	71,767	—	116,389
Machinery	—	31,659	—	31,659
Metals & Mining	65,479	19,436	—	84,915
Oil, Gas & Consumable Fuels	271,057	—	1,106	272,163
Pharmaceuticals	67,227	69,998	—	137,225
Trading Companies & Distributors	22,395	43,616	—	66,011
All Other Common Stocks	606,946	—	—	606,946
Total Investments in Securities	$1,368,301	$776,123	$1,898	$2,146,322
During the period ended December 31, 2022, there were no significant transfers in or out of Level 3.
5Pioneer Global Sustainable Value Fund |  | 12/31/22